Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of VIE's Assets and Liabilities

Drykon	December 31,	December 31,
	2024	2025
Total current assets	$1,723	$1,045
Total fixed assets, net	26,730	25,385
Total assets:	$28,453	$26,430

Total current liabilities	$2,364	$1,345
Total non-current liabilities	15,832	14,659
Total stockholders’ equity	10,257	10,426
Total liabilities and stockholders’ equity	$28,453	$26,430

Accuship	December 31,	December 31,
	2024	2025
Total current assets	$726	$1,291
Total fixed assets, net	20,563	19,630
Total other non-current assets	—	580
Total assets:	$21,289	$21,501

Total current liabilities	$1,415	$3,178
Total non-current liabilities	14,529	13,294
Total stockholders’ equity	5,345	5,029
Total liabilities and stockholders’ equity	$21,289	$21,501

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2023, 2024 and 2025:

	Year ended December 31,
	2023	2024	2025
Revenues derived from spot voyage charters, net	$12,665	$19,769	$2,041
Revenues derived from time charters, net	32,803	31,773	36,953
Revenues, net	$45,468	$51,542	$38,994

Summary of Revenue from Significant Charterers for 10% or More of Revenue

Revenues for the years ended December 31, 2023, 2024 and 2025, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2023	2024	2025
A (*)	24%	31%	—
B (*)	43%	20%	—
C (*)	—	15%	—
D (*)	18%	—	20%
E (*)	—	—	22%
F (*)	—	—	11%
Total	85%	66%	53%

*	Tanker vessels segment

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that sum to the total of the same such amounts that are presented in the accompanying Consolidated Statements of Cash Flows for the years ended December 31, 2023, 2024 and 2025.

	As of December 31,
	2023	2024	2025
Cash and cash equivalents	$34,539	$21,243	$35,555
Restricted cash, net of current portion	1,800	1,350	1,350
Total cash and cash equivalents and restricted cash	$36,339	$22,593	$36,905